As filed with the Securities and Exchange Commission on September 27, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments.

PIC Flexible Growth Fund
Schedule of Investments
July 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 99.05%	Value
	Aerospace & Defense - 7.96%
440	Boeing Co.	$45,509
480	General Dynamics Corp.	37,709
605	Rockwell Collins, Inc.	41,563
		124,781
	Apparel Retail - 1.47%
330	Abercrombie & Fitch Co. - Class A	23,067
	Application Software - 2.45%
955	Adobe Systems, Inc. (a)	38,477
	Asset Management & Custody Banks - 2.87%
518	Bank of New York Co., Inc.	22,041
180	Franklin Resources, Inc.	22,926
		44,967
	Biotechnology - 6.96%
385	Cephalon, Inc. (a)	28,929
555	Genzyme Corp. (a)	35,004
1,215	Gilead Sciences, Inc. (a)	45,234
		109,167
	Casinos & Gaming - 2.67%
572	MGM Mirage (a)	41,819
	Communications Equipment - 7.45%
1,855	Cisco Systems, Inc. (a)	53,628
720	Qualcomm, Inc.	29,988
155	Research In Motion Ltd. (a)(b)	33,170
		116,786
	Computer Hardware - 7.83%
675	Apple, Inc. (a)	88,938
735	Hewlett-Packard Co.	33,832
		122,770
	Computer Storage & Peripherals - 2.02%
1,715	EMC Corp. (a)	31,745
	Construction & Engineering - 2.06%
390	McDermott International, Inc. (a)(b)	32,347
	Construction & Farm Machinery & Heavy Trucks - 4.05%
490	Caterpillar, Inc.	38,612
210	Cummins, Inc.	24,927
		63,539
	Department Stores - 1.61%
370	J.C. Penney Co., Inc.	25,175
	Drug Retail - 2.82%
1,255	CVS Corp.	44,163
	Fertilizers & Agricultural Chemicals - 3.66%
890	Monsanto Co.	57,361
	Health Care Technology - 2.17%
645	Cerner Corp. (a)	34,101
	Industrial Gases - 4.08%
835	Praxair, Inc.	63,978
	Internet Software & Services - 3.22%
99	Google, Inc. - Class A (a)	50,490
	Oil & Gas Equipment & Services - 3.80%
630	Schlumberger Ltd. (b)	59,674

	Oil & Gas Exploration & Production - 3.21%
260	EnCana Corp. (b)	15,855
850	Southwestern Energy Co. (a)	34,535
		50,390
	Oil, Gas & Consumable Fuels - 2.02%
775	Cameco Corp. (b)	31,604
	Pharmaceuticals - 3.20%
1,760	Schering-Plough Corp.	50,230
	Restaurants - 1.19%
700	Starbucks Corp. (a)	18,676
	Semiconductors - 6.03%
900	Broadcom Corp. - Class A (a)	29,529
1,420	NVIDIA Corp. (a)	64,979
		94,508
	Steel - 2.04%
305	Allegheny Technologies, Inc.	32,004
	Systems Software - 1.99%
1,630	Oracle Corp. (a)	31,166
	Wireless Telecommunication Services - 10.22%
1,235	American Tower Corp. - Class A (a)	51,450
940	Metropcs Communications, Inc. (a)	34,423
885	NII Holdings, Inc. - Class B (a)	74,358
		160,231
	TOTAL COMMON STOCKS (Cost $1,278,405)	1,553,216

Shares	MONEY MARKET INVESTMENTS - 2.03%	Value
15,925	SEI Daily Income Trust Government Fund	15,925
15,925	SEI Daily Income Trust Treasury Fund	15,925
	TOTAL MONEY MARKET INVESTMENTS (Cost $31,850)	31,850

	Total Investments in Securities (Cost $1,310,255) - 101.08%	1,585,066
	Liabilities in Excess of Other Assets - (1.08)%	(16,922)
	NET ASSETS - 100.00%	$1,568,144

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Cost of investments	$1,311,257

Gross unrealized appreciation	$302,947
Gross unrealized depreciation	$(29,138)
Net unrealized appreciation	$273,809

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

PIC Small Cap Growth Fund
Schedule of Investments
July 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 98.70%	Value
	Aerospace & Defense - 1.66%
7,709	AAR Corp. (a)	$229,959
2,204	Ladish, Inc. (a)	106,872
		336,831
	Airlines - 0.32%
1,170	Copa Holdings Sa (b)	64,245
	Alternative Carriers - 1.54%
10,896	Cogent Communications Group, Inc. (a)	312,497
	Apparel Retail - 1.77%
5,897	DSW, Inc. - Class A (a)	196,016
4,416	Zumiez, Inc. (a)	163,348
		359,364
	Application Software - 2.70%
10,666	Nuance Communications, Inc. (a)	175,776
7,800	PROS Holdings, Inc. (a)	97,500
10,156	Ultimate Software Group, Inc. (a)	275,532
		548,808
	Biotechnology - 3.82%
9,730	BioMarin Pharmaceuticals, Inc. (a)	175,724
6,750	LifeCell Corp. (a)	207,158
2,707	PDL Biopharma, Inc. (a)	63,587
7,390	Pharmion Corp. (a)	180,020
13,440	Senomyx, Inc. (a)	149,050
		775,539
	Casinos & Gaming - 1.59%
7,144	Pinnacle Entertainment, Inc. (a)	189,387
5,144	WMS Industries, Inc. (a)	134,207
		323,594
	Commercial Printing - 1.13%
17,122	Innerworkings, Inc. (a)	228,579
	Communications Equipment - 1.85%
7,900	Comtech Group, Inc. (a)	112,338
3,042	F5 Networks, Inc. (a)	263,711
		376,049
	Computer Storage & Peripherals - 0.52%
4,872	NovAtel, Inc. (a)	104,894
	Construction & Engineering - 1.98%
3,806	Granite Construction, Inc.	247,352
2,700	KHD Humboldt Wedag International Ltd (a)(b)	154,251
		401,603
	Data Processing & Outsourced Services - 4.45%
10,750	Authorize.Net Holdings, Inc. (a)	186,297
6,354	ExlService Holdings, Inc. (a)	107,446
3,820	Heartland Payment Systems, Inc.	118,535
13,490	VeriFone Holdings, Inc. (a)	491,171
		903,449
	Diversified Commercial & Professional Services - 1.73%
1,432	Advisory Board Co. (a)	73,734
4,100	Healthcare Services Group, Inc.	113,652
2,400	Huron Consulting Group, Inc. (a)	163,032
		350,418
	Diversified Metals & Mining - 1.54%
3,938	RTI International Metals, Inc. (a)	312,047
	Education Services - 1.13%
1,520	Strayer Education, Inc.	230,326
	Electronic Equipment Manufacturers - 0.36%
1,684	FLIR Systems, Inc. (a)	73,507
	Environmental & Facilities Services - 0.55%
4,954	Covanta Holding Corp. (a)	112,357
	Fertilizers & Agricultural Chemicals - 1.42%
5,000	CF Industries Holdings, Inc.	287,400
	Footwear - 4.56%
7,610	Crocs, Inc. (a)	451,425
4,381	Heelys, Inc. (a)	95,944
19,118	Iconix Brand Group, Inc. (a)	378,154
		925,523
	Health Care Equipment - 0.74%
6,468	Meridian Bioscience, Inc.	144,430
200	TomoTherapy, Inc. (a)	5,420
		149,850
	Health Care Facilities - 1.22%
6,297	VCA Antech, Inc. (a)	247,724
	Health Care Services - 4.62%
17,170	HealthExtras, Inc. (a)	460,671
1,952	Healthways, Inc. (a)	85,302
7,500	HMS Holdings Corp. (a)	142,725
4,610	Pediatrix Medical Group, Inc. (a)	248,756
		937,454
	Health Care Supplies - 1.16%
5,800	Align Technology, Inc. (a)	151,380
1,800	West Pharmaceutical Services, Inc.	83,304
		234,684
	Health Care Technology - 1.65%
11,624	Omnicell, Inc. (a)	277,581
3,000	Vital Images, Inc. (a)	58,470
		336,051
	Home Entertainment Software - 1.35%
500	Shanda Interactive Entertainment Ltd. - ADR (a)	14,380
9,039	THQ Inc. (a)	259,962
		274,342
	Hotels, Resorts & Cruise Lines - 2.23%
6,060	Ctrip.com International, Ltd. - ADR	233,613
7,252	Home Inns & Hotels Management, Inc. - ADR (a)	220,316
		453,929
	Human Resource & Employment Services - 0.96%
5,977	Resources Connection, Inc. (a)	194,073
	HyperMarkets & Super Centers - 0.85%
7,600	PriceSmart, Inc.	171,836
	Industrial Machinery - 3.80%
9,465	Altra Holdings, Inc. (a)	161,378
3,300	Barnes Group, Inc.	102,960
4,700	Dynamic Materials Corp.	197,729
3,231	RBC Bearings, Inc. (a)	123,457
4,850	Tennant Co.	186,967
		772,491
	Integrated Oil & Gas - 0.23%
2,200	InterOil Corp. (a)(b)	47,366
	Integrated Telecommunication Services - 1.35%
5,291	Cbeyond Communications, Inc. (a)	187,143
3,050	Neustar, Inc. - Class A (a)	87,962
		275,105
	Internet Retail - 0.45%
10,364	U.S. Auto Parts Network, Inc. (a)	91,721
	Internet Software & Services - 9.83%
15,750	CyberSource Corp. (a)	181,282
6,156	Dealertrack Holdings, Inc. (a)	221,985
7,298	Equinix, Inc. (a)	634,269
8,586	Liquidity Services, Inc. (a)	132,740
10,598	LoopNet, Inc. (a)	219,167
12,108	Omniture, Inc. (a)	276,668
8,640	Switch & Data Facilities Co. (a)	136,512
5,700	VistaPrint Ltd. (a)(b)	194,655
		1,997,278
	Investment Banking & Brokerage - 1.77%
4,834	GFI Group, Inc. (a)	360,230
	IT Consulting & Other Services - 0.64%
3,700	EnerNOC, Inc. (a)	130,943
	Leisure Facilities - 2.90%
8,322	Life Time Fitness, Inc. (a)	427,917
9,428	Town Sports International Holdings, Inc. (a)	160,559
		588,476
	Leisure Products - 1.40%
15,100	Smith & Wesson Holding Corp. (a)	283,880
	Marine - 3.13%
7,854	Horizon Lines Inc. - Class A	226,666
4,800	Seaspan Corp. (b)	169,920
10,200	Ultrapetrol Bahamas Ltd. (a)(b)	239,700
		636,286
	Office Services & Supplies - 0.73%
8,000	Interface, Inc. - Class A	147,440
	Oil & Gas Equipment & Services - 2.42%
2,502	Core Laboratories N.V. (a)(b)	269,290
3,482	W-H Energy Services, Inc. (a)	223,127
		492,417
	Oil & Gas Exploration & Production - 3.24%
4,200	Arena Resources, Inc. (a)	228,102
2,754	Bill Barrett Corp. (a)	94,517
9,200	Edge Petroleum Corp. (a)	114,172
10,900	Parallel Petroleum Corp. (a)	222,033
		658,824
	Personal Products - 0.78%
1,802	Chattem, Inc. (a)	101,200
3,871	Physicians Formula Holdings, Inc. (a)	57,872
		159,072
	Property & Casualty Insurance - 1.02%
7,854	Tower Group, Inc.	208,131
	Restaurants - 0.96%
9,764	BJ's Restaurants, Inc. (a)	195,280
	Semiconductor Equipment - 2.60%
7,824	FormFactor, Inc. (a)	300,363
5,520	Tessera Technologies, Inc. (a)	227,038
		527,401
	Semiconductors - 2.79%
19,300	ANADIGICS, Inc. (a)	280,429
4,400	Netlogic Microsystems, Inc. (a)	134,112
8,359	Silicon Motion Technology Corp. - ADR (a)	152,970
		567,511
	Specialized Consumer Services - 1.90%
3,544	Ritchie Bros. Auctioneers, Inc. (b)	231,069
3,620	Sotheby's	154,755
		385,824
	Steel - 2.85%
805	Carpenter Technology Corp.	95,545
5,500	Claymont Steel Holdings, Inc. (a)	109,615
2,000	Haynes International, Inc. (a)	179,620
3,600	Schnitzer Steel Industries, Inc.	195,084
		579,864
	Systems Software - 0.35%
1,350	Micros Systems, Inc. (a)	71,928
	Trading Companies & Distributors - 2.89%
7,082	Aircastle Ltd. (b)	232,219
3,075	Houston Wire & Cable Co. (a)	79,243
10,168	UAP Holding Corp.	276,264
		587,726
	Wireless Telecommunication Services - 1.27%
7,730	SBA Communications Corp. (a)	257,564

	TOTAL COMMON STOCKS (Cost $15,022,728)	20,049,731

Shares	MONEY MARKET INVESTMENTS - 1.78%	Value
181,121	SEI Daily Income Trust Government Fund	181,121
181,121	SEI Daily Income Trust Treasury Fund	181,121
	TOTAL MONEY MARKET INVESTMENTS (Cost $362,242)	362,242
	Total Investments in Securities (Cost $15,384,970) - 100.48%	20,411,973
	Liabilities in Excess of Other Assets - (0.48)%	(96,949)
	NET ASSETS - 100.00%	$20,315,024

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Cost of investments	$16,392,510

Gross unrealized appreciation	$5,627,286
Gross unrealized depreciation	$(1,607,823)
Net unrealized appreciation	$4,019,463

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Joe Redwine
Joe Redwine, Chief Executive Officer

Date   9/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joe Redwine
Joe Redwine, Chief Executive Officer

Date   9/25/07

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date   9/24/07

* Print the name and title of each signing officer under his or her signature.